Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2023	Aug. 31, 2023	Sep. 30, 2022	Aug. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	May 31, 2023		Dec. 31, 2022	May 31, 2022		Dec. 31, 2021
General and administrative expenses	$ 498,585		$ 243,761		$ 1,722,461	$ 841,652			$ 1,178,505			$ 1,076,657
Loss from operations	(498,585)	$ (1,392,963)	(243,761)	$ 4,852,265	(1,722,461)	(841,652)			(1,178,505)			(1,076,657)
Other income (expense):
Interest earned on marketable securities held in Trust Account	170,356		1,218,601		529,491	1,593,801			3,796,223			26,092
Change in fair value of warrant liabilities	194,400		1,222,800		194,400	8,860,800			9,249,600			17,043,600
Waiver of deferred underwriting fee					394,100
Loss on initial issuance of private warrants												(3,158,400)
Offering costs – derivative warrant liability												(943,412)
Total other income, net	364,756	(1,411,996)	2,441,401	(738,737)	1,117,991	10,454,601			13,045,823			12,967,880
(Loss) Income before provision for income taxes	(133,829)	(2,804,959)	2,197,640	4,113,528	(604,470)	9,612,949			11,867,318			11,891,223
Provision for income taxes	(35,859)	493,831	(243,408)	(792,187)	(101,365)	(265,419)	$ (1,388,983)		743,061	$ (2,414,298)
Net income (loss)	$ (169,688)	$ (2,311,128)	$ 1,954,232	$ 3,321,341	$ (705,835)	$ 9,347,530			$ 11,124,257			$ 11,891,223
Basic weighted average shares outstanding (in Shares)
Basic and diluted net income (loss) per share (in Dollars per share)		$ 799,141,770		$ 744,224,695
Diluted weighted average shares outstanding (in Shares)		799,141,770		9,688,082,324			9,664,238,154	[1]		605,817,180	[1]
Diluted net income per share (in Dollars per share)		$ 799,141,770		$ 744,224,695
Noncontrolling interest		$ 80,477
Net income (loss) attributable to for common shareholders		$ (2,230,651)		$ 3,321,341			$ 136,656
Net income (loss) attributable to common shareholders per common share
– diluted (in Dollars per share)
Weighted average common shares outstanding
– diluted (in Shares)		799,141,770		9,688,082,324			9,664,238,154	[1]		605,817,180	[1]
Revenues:
Total revenues		$ 62,868,284		$ 136,508,872
Equity method earnings		175,696
Other income (expenses)
Change in fair value of derivative liabilities		(21,788)		618,948
Costs and operating expenses:
Airfreight services		17,892,433		27,549,841
Ocean freight and ocean services		25,819,755		81,937,860
Contract logistics		168,158		312,892
Customs brokerage and other services		10,748,897		16,644,743
Salaries and related costs		6,016,892		3,284,382
Professional fees		807,893		763,304
Rent and occupancy		1,096,565		529,110
Selling and promotion		714,971		100,854
Depreciation and amortization		699,400		200,674
Other expense		471,979		332,947
Total costs and operating expenses		64,436,943		131,656,607
Other income (expenses)
Interest expense		(1,390,208)		(1,357,685)
Income tax expense		(493,831)		792,187
Airfreight services
Revenues:
Total revenues		19,147,970		29,934,037
Ocean freight and ocean services
Revenues:
Total revenues		30,728,501		88,254,730
Contract logistics
Revenues:
Total revenues		572,712		768,714
Customs brokerage and other services
Revenues:
Total revenues		12,419,101		17,551,391
Unique Logistics International, Inc.
Loss from operations							$ 10,524,378
Other income (expense):
Offering costs – derivative warrant liability							879,733
Total other income, net							(920,827)
(Loss) Income before provision for income taxes							9,603,551
Net income (loss)							$ 8,214,568			$ 3,500,000
Basic weighted average shares outstanding (in Shares)							785,412,500
Basic and diluted net income (loss) per share (in Dollars per share)							$ 0.01
Diluted weighted average shares outstanding (in Shares)							9,664,238,154			9,593,656,369
Diluted net income per share (in Dollars per share)							$ 0.01
Deemed dividend
Net income (loss) before allocation to noncontrolling interests							8,214,568
Noncontrolling interest							(12,795)
Net income (loss) attributable to for common shareholders							$ 8,201,773
Weighted average common shares outstanding
– diluted (in Shares)							9,664,238,154			9,593,656,369
Revenues:
Total revenues							$ 325,618,492
Equity method earnings		$ 175,696					136,656
Other income (expenses)
Change in fair value of derivative liabilities							879,733
Costs and operating expenses:
Airfreight services							72,578,396
Ocean freight and ocean services							160,572,708
Contract logistics							1,045,680
Customs brokerage and other services							55,280,445
Salaries and related costs							15,378,957
Professional fees							1,261,899
Rent and occupancy							3,077,975
Selling and promotion							2,883,916
Depreciation and amortization							1,270,462
Bad debt expense
Other expense							1,880,332
Total costs and operating expenses							315,230,770
Other income (expenses)
Interest expense							(3,836,511)
Amortization of debt discount
Gain on forgiveness of promissory note
Loss on extinguishment of convertible note
Change in fair value of contingent liabilities							1,750,000
Other income							285,951
Income tax expense							1,388,983
Unique Logistics International, Inc. | Airfreight services
Revenues:
Total revenues							80,971,563
Unique Logistics International, Inc. | Ocean freight and ocean services
Revenues:
Total revenues							181,432,206
Unique Logistics International, Inc. | Contract logistics
Revenues:
Total revenues							3,217,479
Unique Logistics International, Inc. | Customs brokerage and other services
Revenues:
Total revenues							$ 59,997,244
Unique Logistics International, Inc.
Loss from operations										$ 16,524,417
Other income (expense):
Offering costs – derivative warrant liability										(4,020,698)
Total other income, net										(10,575,565)
(Loss) Income before provision for income taxes										5,948,852
Net income (loss)										$ 3,534,554
Basic weighted average shares outstanding (in Shares)										605,817,180
Basic and diluted net income (loss) per share (in Dollars per share)
Diluted weighted average shares outstanding (in Shares)										605,817,180
Diluted net income per share (in Dollars per share)
Deemed dividend										$ (4,565,725)
Net income (loss) before allocation to noncontrolling interests										(1,031,171)
Noncontrolling interest
Net income (loss) attributable to for common shareholders										$ (1,031,171)
Weighted average common shares outstanding
– diluted (in Shares)										605,817,180
Revenues:
Total revenues										$ 1,014,486,680
Equity method earnings
Costs and operating expenses:
Airfreight services										496,918,427
Ocean freight and ocean services										418,552,477
Contract logistics										1,771,415
Customs brokerage and other services										54,368,332
Salaries and related costs										11,736,610
Professional fees										1,079,819
Rent and occupancy										2,022,396
Selling and promotion										6,653,335
Depreciation and amortization										782,351
Bad debt expense										2,541,676
Other expense										1,535,425
Total costs and operating expenses										997,962,263
Other income (expenses)
Interest expense										(5,632,551)
Amortization of debt discount										(776,515)
Gain on forgiveness of promissory note										358,236
Loss on extinguishment of convertible note										(564,037)
Change in fair value of contingent liabilities
Other income										60,000
Income tax expense										2,414,298
Unique Logistics International, Inc. | Airfreight services
Revenues:
Total revenues										499,024,643
Unique Logistics International, Inc. | Ocean freight and ocean services
Revenues:
Total revenues										446,977,162
Unique Logistics International, Inc. | Contract logistics
Revenues:
Total revenues										3,491,489
Unique Logistics International, Inc. | Customs brokerage and other services
Revenues:
Total revenues										$ 64,993,386
Class A Common Stock
Other income (expense):
Basic weighted average shares outstanding (in Shares)	3,362,474		27,600,000		2,256,211	27,600,000			27,454,165			26,087,671
Basic and diluted net income (loss) per share (in Dollars per share)	$ (0.02)		$ 0.06		$ (0.08)	$ 0.27			$ 0.32			$ 0.36
Diluted weighted average shares outstanding (in Shares)	3,362,474		27,600,000		2,256,211	27,600,000			27,454,165			26,087,671
Diluted net income per share (in Dollars per share)	$ (0.02)		$ 0.06		$ (0.08)	$ 0.27			$ 0.32			$ 0.36
Net income (loss) attributable to common shareholders per common share
– diluted (in Dollars per share)	$ (0.02)		$ 0.06		$ (0.08)	$ 0.27			$ 0.32			$ 0.36
Weighted average common shares outstanding
– diluted (in Shares)	3,362,474		27,600,000		2,256,211	27,600,000			27,454,165			26,087,671
Class B Common Stock
Other income (expense):
Basic weighted average shares outstanding (in Shares)	4,725,000		6,900,000		6,167,033	6,900,000			6,900,000			6,850,685
Basic and diluted net income (loss) per share (in Dollars per share)	$ (0.02)		$ 0.06		$ (0.08)	$ 0.27			$ 0.32			$ 0.36
Diluted weighted average shares outstanding (in Shares)	4,725,000		6,900,000		6,167,033	6,900,000			6,900,000			6,900,000
Diluted net income per share (in Dollars per share)	$ (0.02)		$ 0.06		$ (0.08)	$ 0.27			$ 0.32			$ 0.36
Net income (loss) attributable to common shareholders per common share
– diluted (in Dollars per share)	$ (0.02)		$ 0.06		$ (0.08)	$ 0.27			$ 0.32			$ 0.36
Weighted average common shares outstanding
– diluted (in Shares)	4,725,000		6,900,000		6,167,033	6,900,000			6,900,000			6,900,000
Previously Reported | Unique Logistics International, Inc.
Other income (expense):
Basic and diluted net income (loss) per share (in Dollars per share)
Diluted net income per share (in Dollars per share)
Previously Reported | Unique Logistics International, Inc.
Other income (expense):
Basic and diluted net income (loss) per share (in Dollars per share)
Diluted net income per share (in Dollars per share)

[1]	Due to a net loss for the year ended May 31, 2022, only weighted average common shares are used in calculations. As May 31, 2022, the Company’s dilution of all outstanding securities would be as follows: